Note 03 - Assets and liabilities disposed (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and liabilities disposed
Total cash consideration received for dispositions of subsidiaries/businesses	€ 1,766	€ 398	€ 129
of which: in cash	€ 1,762	€ 270	€ 129